Segments - Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£) business_unit
Retail Banking
Disclosure of operating segments [line items]
Number of business units | business_unit	2
Corporate & Commercial Banking | Minimum
Disclosure of operating segments [line items]
Customers, annual turnover	£ 2
Corporate & Commercial Banking | Maximum
Disclosure of operating segments [line items]
Customers, annual turnover	500
Corporate & Investment Banking
Disclosure of operating segments [line items]
Customers, annual turnover	£ 500